As filed with the Securities and Exchange Commission on March 24, 2006

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 25

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8363 John S. Long, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2006 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 27, 2006. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 24 to Form N-4, File No. 33-56908) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21 day of March, 2006.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	, 2006

/s/ Craig D. Vermie Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	March 21, 2006

* Larry N. Norman	Director, President, Chairman of the Board (Principal Executive Officer)	, 2006

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2006

* Robert J. Kontz	Vice President and Corporate Controller	, 2006

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operations Officer	, 2006

* James A. Beardsworth	Treasurer and Senior Vice President	, 2006

*	By Craig D. Vermie, Attorney-in-Fact